Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Development of Issued and Outstanding Shares (Details) - RSU [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Development of Issued and Outstanding Shares (Details) [Line Items]
Outstanding as of Jan. 01	€ 50,585	€ 48,877	€ 48,808
Capital increase		1,667
Exercise of warrants	1,376
Exercise of options	139
Share based compensation	262	41	69
Outstanding as of Dec. 31	52,362	50,585	48,877
Treasury shares	80	58	28
Issued and outstanding as of Dec. 31	€ 52,442	€ 50,642	€ 48,905